Share capital - Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of share capital, reserves and other equity interest [Abstract]
Net (loss) income and diluted net (loss) income (attributable to shareholders of the Company)	$ (629,891)	$ 10,097
Basic weighted average number of common shares outstanding (in shares)	1,308,850	1,232,092
Effect of dilutive securities, stock options (in shares)	0	1,099
Effect of dilutive securities, restricted share units (in shares)	0	755
Effect of dilutive securities, performance share units (in shares)	0	3,458
Diluted weighted average number of common shares outstanding (in shares)	1,308,850	1,237,404
Basic (in USD per share)	$ (0.48)	$ 0.01
Diluted (in USD per share)	$ (0.48)	$ 0.01